SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Year end [Member] | CAD : USD [Member]
Exchange rate to USD	0.7884	0.7483	0.7753
Year end [Member] | RMB : USD [Member]
Exchange rate to USD	0.1551	0.1470	0.1401
Year end [Member] | HKD: USD [Member]
Exchange rate to USD	0.1284	0.1290	0.1276
Annual Average [Member] | CAD : USD [Member]
Exchange rate to USD	0.7786	0.7435	0.7536
Annual Average [Member] | RMB : USD [Member]
Exchange rate to USD	0.1557	0.1427	0.1455
Annual Average [Member] | HKD: USD [Member]
Exchange rate to USD	0.1288	0.1286	0.1276